Goodwill and Intangible Assets, Net - Summary of Changes in Net Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Goodwill [Line Items]
Balance	$ 3,383	$ 2,245
Measurement period adjustments		2
Foreign currency translation		3
Acquisitions	255
Balance	3,638	2,250
Employer Solutions
Goodwill [Line Items]
Balance	3,309	1,985
Measurement period adjustments		2
Foreign currency translation		2
Acquisitions	255
Balance	3,564	1,989
Professional Services
Goodwill [Line Items]
Balance	74	260
Foreign currency translation		1
Acquisitions
Balance	$ 74	$ 261